Cash at Banks (Details) - Schedule of term deposits - Term Deposits [Member] - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Cash at Banks (Details) - Schedule of term deposits [Line Items]
Deposits with original maturities over three months and less than one year	$ 111,374	$ 136,278
Deposits with original maturities over one year	43,749	43,688
Total cash and cash equivalents	$ 155,123	$ 179,966